Cash and Cash Equivalents (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Cash and cash equivalents [abstract]
Cash and deposits	¥ 233,742	¥ 205,190
Short-term investments	151,371	252,611
Total	¥ 385,113	¥ 457,800	¥ 533,530	¥ 849,695